Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expenses	¥ (432,573)		¥ (392,589)	¥ (928,660)
Income tax expenses computed at applicable tax rates of 25%	(108,143)		(98,147)	(232,165)
Non-deductible and super deduction expenses	769		(40,711)	(8,013)
Effect of tax holidays and tax rate difference	52,027		22,595	64,029
Change in valuation allowance	55,111		118,703	176,149
Income tax expenses/(benefit)	¥ (236)	$ (36)	¥ 2,440	¥ 0